As filed with the Securities and Exchange Commission on May 25, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3445

The Merger Fund
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
 (Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
The Merger Fund
100 Summit Lake Drive
Valhalla, New York  10595
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

The Merger Fund
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Shares		Value
LONG INVESTMENTS - 101.08%
LONG COMMON STOCKS - 75.90%
	ALUMINUM - 0.73%
3,222,200	Alcoa, Inc. (e)	$30,868,676
	AUTO PARTS & EQUIPMENT - 1.60%
1,735,600	Johnson Controls, Inc. (e)	67,636,332
	AUTOMOBILE MANUFACTURERS - 2.27%
3,050,500	General Motors Company (e)	95,877,215
	BIOTECHNOLOGY - 2.79%
2,909,283	Baxalta, Inc.	117,535,033
	BROADCASTING - 1.98%
733,537	CBS Corporation Class B (e)	40,410,553
655,765	Liberty Media Corporation Class A (a)	25,332,202
1,102,509	Media General, Inc. (a)	17,981,922
		83,724,677
	CABLE & SATELLITE - 6.98%
1,077,702	Cablevision Systems Corporation Class A	35,564,166
6,189,900	Sirius XM Holdings, Inc. (a)	24,450,105
1,145,664	Time Warner Cable, Inc. (e)	234,425,768
		294,440,039
	CASINOS & GAMING - 1.56%
3,070,300	MGM Resorts International (a)(e)	65,827,232
	CONSTRUCTION MATERIALS - 0.10%
20,844,000	West China Cement Ltd. (b)	4,326,070
	DATA PROCESSING & OUTSOURCED SERVICES - 0.00%
1,584	Heartland Payment Systems, Inc.	152,967
	DIVERSIFIED CHEMICALS - 3.84%
2,240,791	The Dow Chemical Company (e)	113,966,630
692,341	E.I. Du Pont de Nemours & Company (e)	43,839,032
325,793	Huntsman Corporation (e)	4,333,047
		162,138,709
	ENVIRONMENTAL & FACILITIES SERVICES - 0.21%
283,161	Progressive Waste Solutions Ltd. (b)	8,786,486
	FERTILIZERS & AGRICULTURAL CHEMICALS - 0.86%
439,366	Syngenta AG - ADR	36,388,292
	HEALTH CARE SUPPLIES - 2.63%
2,188,734	Alere, Inc. (a)(e)	110,771,828
	HOTELS, RESORTS & CRUISE LINES - 4.81%
2,433,509	Starwood Hotels & Resorts Worldwide, Inc. (e)	203,027,656
	HOUSEWARES & SPECIALTIES - 2.83%
2,025,678	Jarden Corporation (a)	119,413,718
	INDUSTRIAL CONGLOMERATES - 1.24%
1,643,500	General Electric Company (e)	52,246,865
	INDUSTRIAL GASES - 3.44%
1,023,731	Airgas, Inc.	145,001,259
	INTERNET SOFTWARE & SERVICES - 5.92%
45,245	Qihoo 360 Technology Company Ltd. - ADR (a)	3,418,260
4,645,563	Yahoo!, Inc. (a)	171,003,174
2,744,542	Youku Tudou, Inc. - ADR (a)	75,447,459
		249,868,893

	MANAGED HEALTH CARE - 1.85%
427,477	Humana, Inc. (e)	78,206,917
	MOVIES & ENTERTAINMENT - 0.00%
220,167	SFX Entertainment, Inc. (a)	8,564
	MULTI-LINE INSURANCE - 2.99%
2,331,187	American International Group, Inc. (e)	126,000,657
	OIL & GAS EQUIPMENT & SERVICES - 2.15%
1,351,932	Cameron International Corporation (a)	90,647,041
	OIL & GAS REFINING & MARKETING - 0.46%
817,312	Northern Tier Energy LP	19,264,044
	OIL & GAS STORAGE & TRANSPORTATION - 0.97%
985,073	Columbia Pipeline Group, Inc.	24,725,332
995,299	The Williams Companies, Inc.	15,994,455
		40,719,787
	PHARMACEUTICALS - 1.51%
180,409	Allergan plc (a)(b)(e)	48,355,024
351	Mylan NV (a)(b)(d)(f)	16,143
28,900	Perrigo Company plc (b)	3,697,177
398,569	Pfizer, Inc. (e)	11,813,585
		63,881,929
	REGIONAL BANKS - 1.89%
5,911,205	First Niagara Financial Group	57,220,464
1,068,454	FirstMerit Corporation	22,490,957
		79,711,421
	REITs - 2.09%
1,117,205	Equity Commonwealth (a)	31,527,525
1,392,500	NorthStar Realty Finance Corporation (e)	18,269,600
2,029,110	Starwood Property Trust, Inc.	38,411,052
		88,208,177
	SECURITY & ALARM SERVICES - 1.65%
1,248,454	The ADT Corporation (e)	51,511,212
496,391	Tyco International plc (b)	18,222,514
		69,733,726
	SEMICONDUCTORS - 4.20%
1,060,275	Atmel Corporation	8,609,433
2,316,148	KLA-Tenor Corporation	168,638,736
		177,248,169
	SPECIALIZED FINANCE - 0.17%
200,434	Markit Ltd. (a)(b)	7,085,342
	SPECIALTY CHEMICALS - 1.43%
128,028	GCP Applied Technologies, Inc. (a)	2,552,879
443,960	The Valspar Corporation	47,512,599
144,046	W.R. Grace & Company (a)	10,253,194
		60,318,672
	TECHNOLOGY DISTRIBUTIONS - 3.00%
3,521,019	Ingram Micro, Inc. Class A	126,439,792
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.48%
6,209,422	EMC Corporation	165,481,097
860,978	SanDisk Corporation	65,503,206
		230,984,303
	WIRELESS TELECOMMUNICATION SERVICES - 2.27%
2,498,100	T-Mobile U.S., Inc. (a)(e)	95,677,230
	TOTAL LONG COMMON STOCKS (Cost $3,048,456,673)	3,202,167,718

CONTINGENT VALUE RIGHTS - 0.03%
1,713,496	Casa Ley, S.A. de C.V. (a)(g)	771,073
77,699	Leap Wireless International, Inc. (a)(g)	256,407
1,713,496	Property Development Centers LLC (a)(g)	85,675
	TOTAL CONTINGENT VALUE RIGHTS (Cost $182,358)	1,113,155

WARRANTS - 0.09%
395,952	KLR Energy Acquisition Corporation (a)	3,971,398
	TOTAL WARRANTS (Cost $3,959,520)	3,971,398

Principal Amount
CORPORATE BONDS - 4.26% (f)
	The ADT Corporation
$30,783,000	4.125%, 4/15/2019 (e)	32,629,980
	Aeropuertos Dominicanos Siglo XXI, S.A.
3,385,000	9.750%, 11/13/2019 (b)(i)	3,588,100
	Alere, Inc.
4,496,000	6.500%, 6/15/2020 (e)	4,603,904
	Community Health Systems, Inc.
6,043,000	8.000%, 11/15/2019	5,914,586
	Energy Future Intermediate Holding Company LLC
10,065,404	11.000%, 10/1/2021 (h)	10,971,291
49,520,901	11.750%, 3/1/2022 (h)(i)	53,977,782
	LIN Television Corporation
19,729,000	5.875%, 11/15/2022	20,074,257
	Pinnacle Entertainment, Inc.
46,060,000	7.500%, 4/15/2021	47,959,975
	TOTAL CORPORATE BONDS (Cost $179,074,821)	179,719,875

Contracts (100 shares per contract)
PURCHASED CALL OPTIONS - 0.00%
	Energy Transfer Equity LP
426	Expiration: April 2016, Exercise Price: $10.00	2,130
		2,130
PURCHASED PUT OPTIONS - 0.60%
	Alcoa, Inc.
13,019	Expiration: April 2016, Exercise Price: $4.00	19,528
13,839	Expiration: April 2016, Exercise Price: $5.00	20,759
4,637	Expiration: May 2016, Exercise Price: $7.00	23,185
13,017	Expiration: June 2016, Exercise Price: $6.00	39,051
	Allergan plc
169	Expiration: May 2016, Exercise Price: $240.00	126,750
	American International Group, Inc.
7,141	Expiration: April 2016, Exercise Price: $45.00	14,282
2,111	Expiration: May 2016, Exercise Price: $47.50	71,774
	Bayer AG
1,705	Expiration: April 2016, Exercise Price: EUR 90.00 (f)	17,459
841	Expiration: April 2016, Exercise Price: EUR 88.00 (f)	5,744
	CBS Corporation Class B
12,211	Expiration: June 2016, Exercise Price: $45.00	421,279
	The Dow Chemical Company
20,127	Expiration: June 2016, Exercise Price: $43.00	503,175
	E.I. Du Pont de Nemours & Company
2,508	Expiration: April 2016, Exercise Price: $55.00	7,524
	General Electric Company
14,792	Expiration: May 2016, Exercise Price: $28.00	118,336
	General Motors Company
16,535	Expiration: June 2016, Exercise Price: $27.00	512,585
	Huntsman Corporation
3,257	Expiration: May 2016, Exercise Price: $8.00	8,142
	iShares iBoxx $ High Yield Corporate Bond ETF
4,629	Expiration: June 2016, Exercise Price: $75.00	162,015
9,325	Expiration: June 2016, Exercise Price: $77.00	615,450
	Johnson Controls, Inc.
12,989	Expiration: April 2016, Exercise Price: $33.00	129,890

	MGM Resorts International
30,703	Expiration: June 2016, Exercise Price: $16.00	506,600
	NorthStar Realty Finance Corporation
13,925	Expiration: April 2016, Exercise Price: $12.00	174,063
	Pfizer, Inc.
2,989	Expiration: June 2016, Exercise Price: $27.00	86,681
	SPDR S&P 500 ETF Trust
4,349	Expiration: March 2016, Exercise Price: $183.00	2,174
4,349	Expiration: March 2016, Exercise Price: $197.00	4,349
2,163	Expiration: April 2016, Exercise Price: $206.00	422,867
3,809	Expiration: May 2016, Exercise Price: $204.00	1,245,543
1,693	Expiration: May 2016, Exercise Price: $206.00	672,968
	Starwood Hotels & Resorts Worldwide, Inc.
3,718	Expiration: May 2016, Exercise Price: $55.00	9,295
	T-Mobile U.S., Inc.
22,482	Expiration: May 2016, Exercise Price: $31.00	472,122
	VMware, Inc.
4,319	Expiration: September 2016, Exercise Price: $95.00	19,089,980
		25,503,570
	TOTAL PURCHASED OPTIONS (Cost $39,308,163)	25,505,700

Principal Amount
ESCROW NOTES - 0.03%
$1,243,406	AMR Corporation (a)(d)(g)	1,429,917
	TOTAL ESCROW NOTES (Cost $679,555)	1,429,917

Shares
SHORT-TERM INVESTMENTS - 20.17%
211,000,000	BlackRock Liquidity Funds TempFund Portfolio, Institutional Share Class, 0.40% (c)(e)	211,000,000
211,000,000	Fidelity Institutional Government Portfolio, Institutional Share Class, 0.23% (c)(e)	211,000,000
6,767,493	Fidelity Institutional Money Market Portfolio, Institutional Share Class, 0.35% (c)(e)	6,767,493
211,000,000	Goldman Sachs Financial Square Money Market Fund, Institutional Share Class, 0.44% (c)(e)	211,000,000
211,000,000	The Liquid Asset Portfolio, Institutional Share Class, 0.45% (c)(e)	211,000,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $850,767,493)	850,767,493
	TOTAL LONG INVESTMENTS (Cost $4,122,428,583) - 101.08%	4,264,675,256

SHORT INVESTMENTS - (20.94)%
SHORT COMMON STOCKS - (20.94)% (a)
	AIRLINES - (0.06)%
(65,211)	American Airlines Group, Inc.	(2,674,303)
	AUTO PARTS & EQUIPMENT - (0.53)%
(572,599)	Johnson Controls, Inc.	(22,314,183)
	BANKS - (1.05)%
(4,019,588)	KeyCorp	(44,376,251)
	BROADCASTING - (0.14)%
(137,702)	Nexstar Broadcasting Group, Inc. Class A	(6,096,067)
	CABLE & SATELLITE - (0.58)%
(6,174,406)	Sirius XM Holdings, Inc.	(24,388,904)
	COMMERICIAL SERVICES - (0.00)%
(1,142)	Global Payments, Inc.	(74,573)
	DIVERSIFIED CHEMICALS - (0.62)%
(513,422)	The Dow Chemical Company	(26,112,643)
	ENERGY EQUIPMENT & SERVICES - (1.69)%
(967,984)	Schlumberger Ltd. (b)	(71,388,820)
	ENVIRONMENTAL & FACILITIES SERVICES - (0.21)%
(135,959)	Waste Connections, Inc.	(8,781,592)
	HEALTH CARE PROVIDERS & SERVICES - (0.21)%
(77,000)	Aetna, Inc.	(8,650,950)
	HOTELS, RESORTS & CRUISE LINES - (1.88)%
(816,348)	Interval Leisure Group, Inc.	(11,788,065)
(949,404)	Marriott International, Inc. Class A	(67,578,577)
		(79,366,642)

	HOUSEWARES - (1.83)%
(1,746,160)	Newell Brands, Inc.	(77,337,426)
	INTERNET SOFTWARE & SERVICES - (3.48)%
(1,858,225)	Alibaba Group Holding Ltd. - ADR	(146,855,522)
	MEDIA - (2.93)%
(609,944)	Charter Communications, Inc. Class A	(123,470,964)
	MOVIES & ENTERTAINMENT - (0.07)%
(136,030)	Live Nation Entertainment, Inc.	(3,034,829)
	OIL & GAS & CONSUMABLE FUELS - (0.40)%
(1,384,657)	Energy Transfer Equity LP	(9,872,604)
(244,000)	Western Refining, Inc.	(7,097,960)
		(16,970,564)
	PHARMACEUTICALS - (1.84)%
(525,555)	Pfizer, Inc.	(15,577,450)
(361,583)	Shire plc - ADR	(62,156,118)
		(77,733,568)
	REGIONAL BANKS - (0.42)%
(1,837,742)	Huntington Bancshares, Inc.	(17,532,059)
	RESEARCH & CONSULTING SERVICES - (0.17)%
(56,316)	IHS, Inc. Class A	(6,992,195)
	SEMICONDUCTORS - (2.29)%
(1,158,076)	Lam Research Corporation	(95,657,078)
(19,085)	Microchip Technology, Inc.	(919,897)
		(96,576,975)
	SOFTWARE - (0.32)%
(257,345)	VMware, Inc. Class A	(13,461,717)
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - (0.22)%
(198,360)	Western Digital Corporation	(9,370,526)
	TOTAL SHORT COMMON STOCKS (Proceeds $846,180,439)	(883,561,273)
	TOTAL SHORT INVESTMENTS (Proceeds $846,180,439)	(883,561,273)

	TOTAL NET INVESTMENTS (Cost $3,276,248,144) - 80.14%	3,381,113,983
	OTHER ASSETS IN EXCESS OF LIABILTIES - 19.86%	837,868,060
	TOTAL NET ASSETS - 100.00%	$4,218,982,043

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
REITs -	Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2016.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (k) on the schedule of investments for more information.
(g)	Level 3 Security. Please see footnote (k) on the schedule of investments for more information.
(h)	Default or other conditions exist and the security is not presently accruing income.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2016, these securities represent 1.36% of total net assets.
(j)	The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$4,165,665,357
Gross unrealized appreciation	$240,764,885
Gross unrealized depreciation	(141,754,986)
Net unrealized depreciation	$99,009,899

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(k)	Investment Valuation
The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

Equity securities that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by a pricing vendor approved by the Board. These are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM New York time bid and asked prices supplied by a third party vendor. Investments in registered open-end investment companies are typically valued at their reported NAV per share. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, a Fund may fair value a security that primarily trades on an exchange that closes before the NYSE if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate their NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At March 31, 2016, securities fair valued in good faith based on the absolute value of long and short investments, and unrealized appreciation (depreciation) of swap contracts represented 0.09% of net assets.

The Fund has performed analyses of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2016. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks*	$3,202,151,575	$16,143	$-	$3,202,167,718
Contingent Value Rights	-	-	1,113,155	1,113,155
Warrants	3,971,398	-	-	3,971,398
Corporate Bonds	-	179,719,875	-	179,719,875
Purchased Option Contracts	25,482,497	23,203	-	25,505,700
Escrow Notes	-	-	1,429,917	1,429,917
Short-Term Investments	850,767,493	-	-	850,767,493
Swap Contracts**	-	16,659,955	-	16,659,955
Total	$4,082,372,963	$196,419,176	$2,543,072	$4,281,335,211

Liabilities
Short Common Stock*	$883,561,273	$-	$-	$883,561,273
Written Option Contracts	75,776,988	2,472,901	-	78,249,889
Forward Currency Exchange Contracts**	-	1,847,939	-	1,847,939
Total	$959,338,261	$4,320,840	$-	$963,659,101

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and ask prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by brokers using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At March 31, 2016, the value of these securities held by the Fund were $2,543,072. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (k). The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker due diligence, unchanged price review and consideration of macro or security specific event.

The Fund did not have transfers into or out of Level 1, 2 or 3 securities during the period. Transfers are recorded at the end of the reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Contingent Value Rights	Escrow Notes	Total Investment
Balance as of December 31, 2015	$1,144,234	$1,616,428	$2,760,662
Purchases on Investments	-	-	-
(Sales) of Investments	-	-	-
Transfers Into Level 3	-	-	-
(Transfer Out) of Level 3	-	-	-
Change in Unrealized Depreciation	(31,079)	(186,511)	(217,590)
Balance as of Mach 31, 2016	$1,113,155	$1,429,917	$2,543,072

(l)	Disclosures about Derivative Instruments and Hedging Activities at March 31, 2016.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of March 31, 2016 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$25,505,700	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	78,249,889
Foreign Exchange Contracts:
Exchange Contracts Forward Currency	Schedule of Forward Currency Exchange Contracts	-	Schedule of Forward Currency Exchange Contracts	1,847,939
Swap Contracts	Schedule of Swap Contracts	16,659,955	Schedule of Swap Contracts	-
Total		$42,165,655		$80,097,828

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
March 31, 2016 (Unaudited)

Contracts (100 Shares per contract)		Value
CALL OPTIONS WRITTEN
	The ADT Corporation
4,836	Expiration: April 2016, Exercise Price: $42.00	$12,090
	Alcoa, Inc.
14,568	Expiration: April 2016, Exercise Price: $7.00	3,758,544
4,637	Expiration: May 2016, Exercise Price: $8.00	788,290
13,017	Expiration: June 2016, Exercise Price: $8.00	2,343,060
	Alere, Inc.
2,127	Expiration: May 2016, Exercise Price: $60.00	5,317
	Allergan plc
307	Expiration: May 2016, Exercise Price: $265.00	537,250
324	Expiration: May 2016, Exercise Price: $275.00	429,300
708	Expiration: May 2016, Exercise Price: $285.00	552,240
	American International Group, Inc.
7,925	Expiration: April 2016, Exercise Price: $52.50	1,493,862
4,527	Expiration: May 2016, Exercise Price: $45.00	4,255,380
4,011	Expiration: May 2016, Exercise Price: $55.00	485,331
	AT&T, Inc.
6,387	Expiration: April 2016, Exercise Price: $35.00	2,663,379
	Bayer AG
2,546	Expiration: April 2016, Exercise Price: EUR 98.00 (a)	1,671,627
	CBS Corporation Class B
12,211	Expiration: June 2016, Exercise Price: $50.00	7,357,128
	The Dow Chemical Company
22,364	Expiration: June 2016, Exercise Price: $48.00	8,967,964
	E.I. Du Pont de Nemours & Company
2,953	Expiration: April 2016, Exercise Price: $62.50	451,809
	General Electric Company
16,435	Expiration: May 2016, Exercise Price: $30.00	3,393,828
	General Motors Company
27,558	Expiration: June 2016, Exercise Price: $33.00	1,749,933
	Humana, Inc.
2,222	Expiration: May 2016, Exercise Price: $170.00	3,888,500
1,161	Expiration: May 2016, Exercise Price: $175.00	1,607,985
	Huntsman Corporation
3,257	Expiration: May 2016, Exercise Price: $10.00	1,172,520
	Johnson Controls, Inc.
37	Expiration: April 2016, Exercise Price: $31.00	29,489
17,319	Expiration: April 2016, Exercise Price: $39.00	1,125,735
	MGM Resorts International
30,703	Expiration: June 2016, Exercise Price: $19.00	9,441,173
	NorthStar Realty Finance Corporation
13,925	Expiration: April 2016, Exercise Price: $14.00	194,950
	Pfizer, Inc.
3,985	Expiration: June 2016, Exercise Price: $30.00	284,928
	Starwood Hotels & Resorts Worldwide, Inc.
1,472	Expiration: May 2016, Exercise Price: $60.00	3,473,920
3,593	Expiration: May 2016, Exercise Price: $67.50	5,723,649
282	Expiration: May 2016, Exercise Price: $85.00	28,200
	T-Mobile U.S., Inc.
24,981	Expiration: May 2016, Exercise Price: $36.00	8,368,635
	Vivendi SA
10,649	Expiration: April 2016, Exercise Price: EUR 18.00 (a)	799,740
450	Expiration: April 2016, Exercise Price: EUR 19.50 (a)	1,534
		77,057,290

PUT OPTIONS WRITTEN
	iShares iBoxx $ High Yield Corporate Bond ETF
5,060	Expiration: June 2016, Exercise Price: $71.00	139,150
9,325	Expiration: June 2016, Exercise Price: $72.00	223,800
	SPDR S&P 500 ETF Trust
8,698	Expiration: March 2016, Exercise Price: $190.00	4,349
5,502	Expiration: May 2016, Exercise Price: $196.00	825,300
		1,192,599
	TOTAL OPTIONS WRITTEN
	(Premiums received $69,953,449)	$78,249,889

ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
(a)	Level 2 Security. Please see footnote (k) on the schedule of investments for more information.

The Merger Fund
SCHEDULE OF FORWARD CURRENCY EXCHANSE CONTRACTS*
March 31, 2016 (Unaudited)

							Unrealized
Settlement			USD Value at March 31, 2016			USD Value at March 31, 2016	Appreciation
Date	Currency to be Delivered			Currency to be Received			(Depreciation)**
6/7/2016	30,055,264	AUD	$22,964,500	21,448,124	USD	$21,448,124	$(1,516,376)
6/7/2016	66,480	USD	66,480	91,976	AUD	70,276	3,796
4/20/2016	19,934,696	EUR	22,697,258	22,221,106	USD	22,221,106	(476,152)
4/21/2016	22,162,400	EUR	25,234,416	24,959,311	USD	24,959,311	(275,105)
4/21/2016	18,600,113	USD	18,600,113	16,534,328	EUR	18,826,215	226,102
5/4/2016	25,038,035	EUR	28,519,939	28,361,333	USD	28,361,333	(158,606)
4/21/2016	16,707,576	GBP	23,997,740	25,911,448	USD	25,911,448	1,913,708
4/21/2016	23,827,342	USD	23,827,342	16,707,576	GBP	23,997,740	170,398
10/4/2016	62,496,940	GBP	89,856,395	89,525,720	USD	89,525,720	(330,675)
6/15/2016	35,226,360	HKD	4,543,025	4,544,622	USD	4,544,622	1,597
8/10/2016	319,208,216	SEK	39,519,486	38,112,860	USD	38,112,860	(1,406,626)
			$299,826,694			$297,978,755	$(1,847,939)

AUD-	Australian Dollar
EUR-	Euro
GBP-	British Pound
HKD-	Hong Kong Dollar
SEK-	Swedish Krona
USD-	U.S. Dollar
*	JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2016.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The Merger Fund
SCHEDULE OF SWAP CONTRACTS
March 31, 2016 (Unaudited)

				Unrealized
Termination Date	Security	Shares	Notional	Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
8/26/2016	Asciano Ltd.	4,264,634	$26,360,463	$2,918,978	JPM
7/27/2016	AT&T, Inc.	638,743	20,018,544	4,992,259	JPM
4/30/2016	Bayer AG	254,600	33,823,960	(3,902,021)	JPM
10/5/2016	CBS Corporation Class B	487,662	19,248,019	7,578,613	BAML
2/11/2017	Meda AB Class A	2,148,242	37,332,778	2,612,982	BAML
2/16/2017	Meda AB Class A	267,372	4,527,314	445,654	JPM
12/7/2016	SABMiller plc	1,420,385	84,938,746	1,854,854	JPM
2/11/2017	Syngenta AG (a)	53,662	21,643,961	1,440,500	BAML
4/17/2016	Time Warner Cable, Inc.	4,743	713,098	257,103	JPM
9/11/2016	TNT Express NV	703,509	5,742,872	567,280	JPM
9/22/2016	Vivendi SA	1,109,983	23,990,988	(661,440)	JPM

SHORT TOTAL RETURN SWAP CONTRACTS
2/11/2017	Mylan NV	(111,658)	(4,667,196)	(505,586)	BAML
1/28/2017	Shire plc (a)	(226,327)	(12,027,970)	(939,221)	JPM
				$16,659,955

BAML -	Bank of America Merrill Lynch & Co., Inc.
JPM -	JPMorgan Chase & Co., Inc.
plc -	Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund

By (Signature and Title  /s/ Michael T. Shannon
                                                 Michael T. Shannon, Co-President

Date     May 24, 2016

By (Signature and Title)  /s/ Roy Behren
                                                  Roy Behren, Co-President and Treasurer

Date     May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Michael T. Shannon
                                                     Michael T. Shannon, Co-President

Date     May 24, 2016

By (Signature and Title)*  /s/ Roy Behren
                                                    Roy Behren, Co-President and Treasurer

Date     May 24, 2016

* Print the name and title of each signing officer under his or her signature.